STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
STOCKHOLDERS' EQUITY
Schedule of authorized and issued preferred stock

		Issued and Outstanding
	Authorized	2025	2024
Series A-1 Preferred Stock	3,778,798	3,778,798	3,778,798
Series A-2 Preferred Stock	545,372	545,372	545,372
Series A-3 Preferred Stock	2,423,708	2,423,708	2,423,708
Series A-4 Preferred Stock	17,303,891	15,421,114	15,421,114
Series B-1 Preferred Stock	18,530,110	18,530,110	18,530,110
Series B-2 Preferred Stock	31,800,835	23,623,385	23,623,385
Total Preferred Stock	74,382,714	64,322,487	64,322,487

Schedule of material differences between the series A preferred stock and series B preferred stock

Provision	Series A Preferred	Series B Preferred
Original Issue Price	A-1: $14.25 A-2: $15.25 A-3: $16.00 A-4: $19.00	B-1: $20.25 B-2: $27.50

Liquidation Preference	1× non-participating (Original Issue Price + declared unpaid dividends)	Identical

Dividend Rate	8.0% per annum, non-cumulative, payable when/if declared	Identical

Conversion Ratio	1:1 (subject to standard anti- dilution)	Identical

Voluntary Conversion	At any time at holder’s option	Identical

Automatic Conversion	Upon (i) Qualified IPO (≥ $50M and price ≥ 2× Series B issue price) or (ii) majority of Preferred vote	Same trigger, but adds requirement that majority of Series B must approve → Slightly stronger for B

Voting Rights	Vote together with Common on as-converted basis	Identical

Board Seats	Series A elects 1 director (as long as ≥ 321,697 shares outstanding)	Series B elects 1 director (as long as ≥ 498,429 shares outstanding)

Protective Provisions (Class Vote)	Majority of all Preferred required for major actions (amend charter, increase authorized, create senior stock, liquidation, etc.)	Same majority of all Preferred, plus majority of Series B required for any action that adversely affects Series B rights → Series B has veto over its own rights

Anti-Dilution Protection	Broad-based weighted average	Identical

Redemption	None (only upon Deemed Liquidation Event)	Identical

Participation Rights / Pro Rata	Yes – all Major Investors	Identical

Registration Rights	Demand (after IPO), S-3, piggyback	Identical

Right of First Refusal / Co-Sale	Applies to Key Holders (founders)	Identical

Summary of stock option activity

	Options Outstanding
			Weighted Average
		Weighted Average	Remaining Term
	Number of Shares	Exercise Price	(years)
Balance at December 31, 2025	712,381	$7.50	7.0
Granted	—	—	—
Exercised	—	—	—
Expired/Cancelled	(35,304)	$2.50	—
Balance at March 31, 2026	677,077	$7.42	6.6

Exercisable at March 31, 2026	444,458	$7.42	6.6
Exercisable at March 31, 2026 and expected to vest thereafter	233,216	$8.17	8.2

			Weighted Average
		Weighted Average	Remaining Term
	Number of Shares	Exercise Price	(years)
Balance at December 31, 2023	714,204	$6.25	6.3
Granted	173,907	7.50	—
Exercised	(600)	5.00	—
Expired/Cancelled	(201,722)	6.00	—
Balance at December 31, 2024	685,789	7.25	7.5
Granted	59,612	8.00	—
Exercised	(5,884)	2.50	—
Expired/Cancelled	(27,136)	3.00	—
Balance at December 31, 2025	712,381	7.50	7.0
Exercisable at December 31, 2025	444,441	7.00	6.2
Exercisable at December 31, 2025 and expected to vest thereafter	267,940	$8.25	8.4

Schedule of weighted average assumptions

	2025	2024
Expected term	6.32	6.11
Expected Volatility	101.13%	107.34%
Risk free interest rate	3.92%	4.20%
Expected dividend yield	0%	0%
Weight average grant date fair value per share	$6.42	$6.25

Summary of stock warrant activity

Number of Warrants
Balance at December 31, 2025	83,213
Granted	—
Exercised	(64,584)
Forfeited/Expired	—
Balance at March 31, 2026	18,629
Exercisable at March 31, 2026	18,629

	2025	2024
Warrants
Balance at December 31, 2024	83,213	83,213
Granted	—	—
Exercised	—	—
Forfeited/Expired	—	—
Balance at December 31, 2025	83,213	83,213
Exercisable at December 31, 2025	83,213	83,213